Lease	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Notes to Financial Statements
NOTE 8 - Lease

NOTE 6 – Lease

On May 1, 2019, the Company leased office space in Vestal, New York and entered into a Professional Building Lease Agreement (the “Lease”). The Lease has an initial term of three years through May 1, 2022 with monthly rent due of $2,200 for the first two years and $2,266 during year three. On November 30, 2020, the Company terminated the Lease and entered into a lease termination agreement (the “Termination Agreement”). Pursuant to the terms of the Termination Agreement, the Company made a payment of $26,400 and delivered the premises in good order including the removal of furniture and fixtures which the Company disposed, See “NOTE 3 – Property and Equipment” for additional information related to the disposal of the furniture and fixtures. All related assets and liabilities were written off with $418 of unrecognized interest expense charged to rent expense.

As of November 30, 2020, the Company has not entered into any leases which have not yet commenced which would entitle the Company to significant rights or create additional obligations.

The components of Lease expenses are as follows:

	Three Months Ended November 30, 2020
	2020 (a) 2019
Operating lease cost	$32,648	$6,666
Short-term lease costs	-	-
Total net lease costs	$32,648	$6,666

(a) Represents 3 months of rent expense at $2,222 per month, $26,400 lease termination fee and ($418) of unrecognized interest expense.

Supplemental balance sheet information related to the Lease is as follows:

	November 30,	August 31,
	2020	2020
Operating lease right-of-use asset	$-	$42,212

Current maturities of operating lease	$-	$24,828
Non-current operating lease	-	17,736
Total operating lease liabilities	$-	$42,564

Weighted Average remaining lease term (in years):	-	1.67
Discount rate:	-	5.85%

In September 2020, the Company, through its wholly owned subsidiaries, SolarWindow Asia (USA) Corp. and SolarWindow Asia Co., Ltd., entered a lease for office space in South Korea. The lease has a term of one year from September 23, 2020 through September 23, 2021 with monthly payments of approximately $1,200.

NOTE 8 – Lease

On May 1, 2019, the Company leased office space in Vestal, New York and entered into a Professional Building Lease Agreement (the “Lease”). The Lease has an initial term of three years through May 1, 2022 with monthly rent due of $2,200 for the first two years and $2,266 during year three. The Company has the sole option to renew the lease for an additional two years through May 1, 2024. The amounts disclosed in the Balance Sheets pertaining to the right-of-use asset and lease liability are measured based on only the initial, three-year term.

The Company’s existing Lease is not subject to any restrictions or covenants which preclude its ability to pay dividends, obtain financing, or enter into additional Lease’s.

As of August 31, 2020, the Company has not entered into any leases which have not yet commenced which would entitle the Company to significant rights or create additional obligations.

The Company used its estimated incremental borrowing rate as the basis to calculate the present value of future lease payments at lease commencement. The incremental borrowing rate represents the rate the Company would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment.

The components of Lease expenses are as follows:

	Year Ended August 31, 2020
	2020	2019
Operating lease cost	$26,664	$8,888
Short-term lease costs	-	-
Total net lease costs	$26,664	$8,888

 supplemental balance sheet information related to the Lease is as follows:

	As of August 31,
	2020	2019
Operating lease right-of-use asset	$42,212	$65,646

Current maturities of operating lease	$24,828	$23,169
Non-current operating lease	17,736	42,564
Total operating lease liabilities	$42,564	$65,733

Weighted Average remaining lease term (in years):	1.67	2.9
Discount rate:

In September 2020, the Company, through its wholly owned subsidiaries, SolarWindow Asia (USA) Corp. and SolarWindow Asia Co., Ltd., entered a lease for office space in South Korea. The lease has a term of one year from September 23, 2020 through September 23, 2021 with monthly payments of approximately $1,200.

The Company’s future lease payments, which are presented as current maturities of operating leases and non-current operating leases liabilities on the Company’s balance sheets as of August 31, 2020 are as follows:

Amount
2021	26,664
2022	18,128
Total lease payments	44,792
Less: Imputed interest	(2,228)
Total lease obligation	42,564
Less: current lease obligations	24,828
Long term lease obligations	$17,736